Operating Segments	12 Months Ended
Mar. 31, 2019
Disclosure Of Operating Segments [Abstract]
Operating Segments
7)	OPERATING SEGMENTS

The Group has three reportable segments, as described below, which are the Group’s Lines of Business (LoBs). The LoBs offer different products and services, and are managed separately because the nature of products and services, and methods used to distribute the services are different. For each of these LoBs, the Group’s leadership team comprising of Group Chief Executive Officer, Chief Executive Officer- India, Group Chief Financial Officer, Chief Operating Officer, Group Chief Marketing Officer and Group Chief Technology Officer along with business leaders from different LoBs, review internal management reports. Accordingly, the Leadership team is construed to be the Chief Operating Decision Maker (CODM). LoBs assets, liabilities and expenses (other than service cost) are reviewed on an entity-wide basis by the CODM, and hence are not allocated to these LoBs. Segment revenue from each LoB is reported and reviewed by the CODM on a monthly basis..

The following summary describes the operations in each of the Group’s reportable segments:

1. Air ticketing: Primarily through internet based platforms, provides the facility to book domestic and international air tickets.

2. Hotels and packages: Through internet based platforms, call-centers and branch offices, provides holiday packages and hotel reservations. For internal reporting purposes, the revenue related to airline tickets issued as a component of Company developed tours and packages has been assigned to the hotels and packages segment and is recorded on a gross basis.

3. Bus ticketing: Primarily through internet based platforms, provides the facility to book domestic and international bus tickets.

Other operations of the Group primarily include income from facilitating access to its internet based platforms to travel insurance companies and other agents, advertisement income from hosting advertisements on its internet websites, fees for technical services from vendors, brand alliance fees, income from sale of rail tickets, and car bookings. These aforesaid operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.

The Group has initially applied IFRS 15 at April 1, 2018. Under the transition methods chosen, comparative information has not been restated.

Until March 31, 2018, for internal reporting purposes, bus ticketing segment was included under “All other segments”.  Effective April 1, 2018, the Company has changed the composition of its operating segments which has resulted in bus ticketing segment now being reported as one of the reportable segments. Following this change in the composition of its reportable segments, the Company has restated the corresponding items of segment information for earlier periods.

Information about reportable segments:

	For the year ended March 31
	Reportable segments
	Air ticketing			Hotels and packages			Bus ticketing			Total reportable segments			All other segments*			Total
Particulars	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019
Segment revenue	118,514	202,064	235,346	314,254	483,031	512,439	5,615	50,932	67,695	438,383	736,027	815,480	9,233	16,970	28,889	447,616	752,997	844,369
Total segment revenue	118,514	202,064	235,346	314,254	483,031	512,439	5,615	50,932	67,695	438,383	736,027	815,480	9,233	16,970	28,889	447,616	752,997	844,369
Service cost	—	—	1,193	173,919	169,347	160,824	—	6,530	8,870	173,919	175,877	170,887	—	—	58	173,919	175,877	170,945
Segment Revenue less Service Cost	118,514	202,064	234,153	140,335	313,684	351,615	5,615	44,402	58,825	264,464	560,150	644,593	9,233	16,970	28,831	273,697	577,120	673,424
Other income																363	435	220
Personnel expenses																(73,736)	(114,157)	(113,567)
Marketing and sales promotion expenses*																(224,424)	(529,559)	(552,905)
Other operating expenses																(81,585)	(120,566)	(133,295)
Depreciation, amortization and impairment																(29,702)	(32,712)	(26,817)
Finance income																45,268	5,189	6,459
Finance costs																(18,289)	(3,901)	(11,329)
Impairment in respect of an equity accounted investee																—	—	(9,926)
Share of loss of equity-accounted investees																(1,702)	(1,998)	(887)
Loss before tax																(110,110)	(220,149)	(168,623)

*

Certain loyalty program costs excluded from service cost amounting to USD 2,467 (March 31, 2018: Nil and March 31, 2017: Nil) for “All other segments” and included in marketing and sales promotion expenses.

Assets and liabilities are used interchangeably between segments and these have not been allocated to the reportable segments.

Reconciliation of information on Reportable Segments to IFRS measures:

	For the year ended March 31
	Reportable segments
	Air ticketing			Hotels and packages			Bus ticketing			Total reportable segments			All other segments			Total
Particulars	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019
Segment revenue	118,514	202,064	235,346	314,254	483,031	512,439	5,615	50,932	67,695	438,383	736,027	815,480	9,233	16,970	28,889	447,616	752,997	844,369
Less: Promotion expenses recorded as a reduction of revenue**	—	(34,673)	(68,632)	—	(43,068)	(274,915)	—	—	(13,950)	—	(77,741)	(357,497)	—	—	(861)	—	(77,741)	(358,358)
Consolidated Revenue	118,514	167,391	166,714	314,254	439,963	237,524	5,615	50,932	53,745	438,383	658,286	457,983	9,233	16,970	28,028	447,616	675,256	486,011
Marketing and sales promotion expenses																(224,424)	(529,559)	(552,905)
Less: Promotion expenses recorded as a reduction of revenue**																—	77,741	358,358
Less: Certain loyalty program costs related to "All other segments"																—	—	2,467
Consolidated marketing and sales promotion expenses																(224,424)	(451,818)	(192,080)

Notes: **For purposes of reporting to the CODM, certain promotion expenses including customers discounts, customer inducement and acquisition cost and loyalty programs costs, which are reported as a reduction of revenue, are added back to the respective segment revenue lines and marketing and sales promotion expenses. For reporting in accordance with IFRS, such expenses are recorded as a reduction from the respective revenue lines. Therefore, the reclassification excludes these expenses from the respective segment revenue lines and adds them to the marketing and sales promotion expenses.

Geographical Information:

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers. Segment assets are based on the geographical location of the assets.

	Revenue			Non-Current Assets*
	For the Year Ended March 31			As at March 31
Particulars	2017	2018	2019	2018	2019
India	415,555	647,077	453,912	1,195,212	1,110,600
United States	2,382	113	647	14	7
South East Asia	11,115	10,888	20,145	4,838	5,504
Europe	9,184	6,972	4,811	—	—
Others	9,380	10,206	6,496	226	218
Total	447,616	675,256	486,011	1,200,290	1,116,329

*	Non-current assets presented above represent property, plant and equipment, intangible assets and goodwill, non-current tax assets, and other non-current assets (excluding financial assets).

Major Customers:

Considering the nature of business, customers normally include individuals. Further, none of the corporate and other customers account for more than 10% or more of the Group’s revenues.